Employee Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summarizes stock option activity
Options, Outstanding Number, Beginning Balance	4,933,000
Options, Granted	1,817,000	0
Options, Exercised	(492,000)
Options, Forfeited	(12,000)
Options, Outstanding Number, Ending Balance	6,246,000	4,933,000
Exercisable Options, Outstanding Number, Ending Balance	4,379,000
Weighted Average Exercise Price, Beginning Balance	$ 4.01
Weighted Average Exercise Price, Granted	7.67
Weighted Average Exercise Price, Exercised	3.72
Weighted Average Exercise Price, Forfeited	7.05
Weighted Average Exercise Price, Ending Balance	5.09	$ 4.01
Exercisable, Weighted Average Exercise Price, Ending Balance	$ 4.04
Weighted Average Remaining Years, Outstanding	6 years 4 months 24 days
Weighted Average Remaining Years, Exercisable	5 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding	$ 12,782
Exercisable, Aggregate Intrinsic Value	$ 12,614